November 22, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:         Ms. Patsy Mengiste
              Document Control - EDGAR


RE:           AXP Investment Series, Inc.
                 AXP Diversified Equity Income Fund
                 AXP Mid Cap Value Fund
                 AXP Mutual
              Post-Effective Amendment No. 112
              File No. 2-11328/811-54

Dear Ms. Mengiste:

Registrant is filing Post-Effective Amendment No. 112 on Form N-1A pursuant to Rule 485(a) to bring the financial statements and other information included in the Registration Statement up to date pursuant to Section 10(a)(3) of the Securities Act of 1933 and to conform the filing consistent with communications from the Commission.

Pursuant to Rule 461 under the Securities Act of 1933, as amended, the Registrant requests that the effective date for the amendment be accelerated, so that the amendment will become effective on November 29, 2004. The underwriter's request for such acceleration is in correspondence accompanying this post-effective amendment.

The prospectuses, Statements of Additional Information and Class I prospectus supplements for AXP Diversified Equity Income Fund and AXP Mid Cap Value Fund have been marked to show all changes from Registrant' s Post-Effective Amendment No. 111 filed on or about Nov. 25, 2003.

If you have any questions regarding this filing, please contact either H. Bernt von Ohlen at (612) 671-7981 or Katina A. Walker at (612) 671-6990.

Sincerely,


/s/ Leslie L. Ogg
----------------
    Leslie L. Ogg
    Vice President, General Counsel and Secretary

Enclosure:    Post-Effective Amendment No. 112
              File No. 2-11328/811-54

November 22, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:  Ms. Patsy W. Mengiste, Document Control - EDGAR

       RE:      Form N-1A Post-Effective Amendment No. 112 for
       AXP Investment Series, Inc. (File No. 2-11328/811-54) and
       Form N-1A Post-Effective Amendment No. 37 for
       AXP Managed Series, Inc. (File No. 2-93801/811-4133)

Dear Ms. Mengiste:


Pursuant to Rule 461, American Express Financial Advisors Inc., the Principal Underwriter, respectively requests that the effective date of the above-mentioned Registration Statements be accelerated and declared effective on November 29, 2004.


Sincerely,

American Express Financial Advisors Inc.
(Principal Underwriter)



By: /s/ Teresa J. Rasmussen
    --------------------------
        Teresa J. Rasmussen
        Vice President and Assistant General Counsel